Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue (see Note 8 for related party transactions)	$ 50,852	$ 34,835
Cost of revenue (see Note 8 for related party transactions)	59,099	32,009
Gross (loss) profit	(8,247)	2,826
Operating expenses:
General and administrative expense	40,313	15,935
Sales and marketing expense	51,960	12,910
Research and development expense	63,819	35,806
Total operating expenses	156,092	64,651
Loss from operations	(164,339)	(61,825)
Other income (expense)
Interest income	32	280
Change in fair value of warrant liabilities	11,061	0
Other (expense) income	(76)	3,907
Net loss before income taxes	(153,322)	(57,638)
Income tax	58	5
Net loss	(153,380)	(57,643)
Other comprehensive (loss) income:
Net foreign currency translation adjustments	(17)	1
Total comprehensive loss	$ (153,397)	$ (57,642)
Weighted average shares outstanding – basic and diluted	115,301,526	20,885,580
Common Class A and C [Member]
Other comprehensive (loss) income:
Net loss per common share (Class A and C) – basic and diluted	$ (1.33)	$ (2.76)